Taxes - Tax Loss Carryforwards, Maturity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 31,292	$ 42,813	$ 31,323
Adjustments in deferred income tax assets	$ 2,500	$ 1,547
NOLs usage limit	30.00%
2025
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 1,875
Year two
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,616
Year three
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,634
Year four
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,604
Year five
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,491
2030
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,996
2032
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	3
2032
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	563
2033
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	46
2034 and thereafter
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	11,101
No expiration (Brazil and Colombia)
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 8,363